ADVISOR'S DISCIPLINED TRUST 230, 247, 255, 257 AND 258

                          SUPPLEMENT TO THE PROSPECTUS

     Effective June 16, 2008, Fixed Income Securities, Inc. (the sponsor, evaluator and supervisor of the trust) changed its name to Advisors Asset Management, Inc.

     Notwithstanding anything to the contrary in the prospectus, for secondary market transactions, the sponsor will sell units of the trusts to broker-dealers and selling agents at the public offering price per unit less the concession or agency commission based on the dollar-weighted average maturity of the securities in the trust as set forth in the following table:

                                             CONCESSION OR
                                                AGENCY
        AVERAGE MATURITY                      COMMISSION
       --------------------------------     ---------------
       Less than 5 years . . . . . . .           2.25%
       5 but less than 8 years . . . .           3.25
       8 or more years . . . . . . . .           4.00



     Supplement Dated:  June 16, 2008







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